Goodwill and intangible assets - Critical accounting estimates and judgements (Narrative) (Details) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Determining the carrying value of CGUs
Description of key assumptions on which management has based cash flow projections	The 5-year cash flows used in the calculation are based on the formally agreed medium term plans approved by the Board. These are prepared using macroeconomic assumptions which management consider reasonable and supportable, and reflect business agreed initiatives for the forecast period.
Description of current and former way of aggregating assets	The goodwill held across the Barclays Bank Group has been allocated to the CGU where it originated, based upon historical records. The intangible balances are allocated to the CGUs based upon their expected usage of these assets.
Explanation of period over which management has projected cash flows	5-year
Growth rate used to extrapolate cash flow projections	2.00%	1.50%
Min [member]
Determining the carrying value of CGUs
Discount rate	12.00%	11.00%
Max [member]
Determining the carrying value of CGUs
Discount rate	16.30%	13.20%